Net Defined Benefit Liabilities (Assets) - Schedule of Sensitivity of the Defined Benefit Obligations (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Changes in assumption	0.50%
Increase in assumption	₩ (72,199)
Decrease in assumption	₩ 78,104
Salary growth rate
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Changes in assumption	0.50%
Increase in assumption	₩ 75,203
Decrease in assumption	₩ (70,258)